DODIE KENT

Vice President and

Associate General Counsel

(212) 314-3970

Fax: (212) 707-1791

LAW DEPARTMENT

April 26, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

AXA Equitable Separate Account FP

Form N-6 Registration Statement

CIK #0000771726

File No. 333-103199 and 811-04335

Commissioners:

AXA Equitable Life Insurance Company (“AXA Equitable”) today has transmitted via EDGAR for filing, and effectiveness on April 30, 2012, pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 32 and Amendment No. 97 (“Amendment”) to AXA Equitable’s Form N-6 Registration Statement File Nos. 333-103199 and 811-04335 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account FP (“Separate Account”) of AXA Equitable.

The Separate Account funds the variable portion of the flexible premium variable life insurance policies that are described in this filing and that are issued by AXA Equitable. The Amendment includes updated financial data as of December 31, 2011, as well as other updated information and changes of a stylistic and clarifying nature.

Special Services for Policy Owners in Other Variable Life Policies

We are relying on Post-Effective Amendment No. 16 (File No. 333-103202) filed on January 23, 2012 under Rule 485(a) on Form N-6 describing the special services available to policy owners (and corresponding fees) for the Survivorship Incentive Life SM variable life policies. On February 24, 2012, we were informed that Ms. White of the Securities and Exchange Commission’s staff had no additional comments on the filing. Today, we file Post-Effective Amendment No. 18 under Rule 485 (b) to make other non-material and editorial changes. We requested and received approval to file substantially identical prospectus disclosure (as was reviewed by the staff) in our other product prospectuses via post-effective amendment to AXA Equitable’s variable policies registration statements, including this registration statement, pursuant to Rule 485 (b)(1)(vii) under the 1933 Act. This Post-Effective Amendment under Rule 485 (b)(1)(vii) is being filed to add this prospectus disclosure.

Long-Term Care ServicesSM Rider

On March 5, 2012, AXA Equitable filed a Post-Effective Amendment pursuant to Rule 485(a) under the 1933 Act (Amendment Nos. 31 and 93). The purpose of this Amendment was to add a new version of the Long-Term Care ServicesSM Rider to the Incentive Life Optimizer® II variable life policies for new policy owners on or about May 21, 2012 (subject to state approval). On April 16, 2012, we received oral comments on the Amendment filing from Sonny Oh, Esq. of the Commission staff. Those comments have been addressed by AXA Equitable and on April 24, 2012, we were advised by Mr. Oh that he had no further comments.

The Supplement to the Incentive Life Optimizer® II Prospectus that is included in this Amendment under Rule 485(b)(1)(vii) has been revised to reflect all staff comments. In addition, AXA Equitable, on behalf of the Registrant, makes the following representations and requests acceleration of effectiveness for Post-Effective Amendment Nos. 31 and 93 filed to coincide with immediate effectiveness under Rule 485(b)(1)(vii).

Tandy Representation

On behalf of the Company (the “Registrant”), we hereby make the representations below regarding the above-referenced registration statement on Form S-3 and our request for acceleration of effectiveness. The Registrant and principal underwriter are fully aware of their responsibilities under the Federal securities laws with respect to the request for acceleration of effectiveness.

1. Should the Securities and Exchange Commission (the “Commission”) or its Staff, acting pursuant to delegated authority declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

2. The actions of the Commission or the Staff, acting pursuant to delegated authority in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

3. The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Request For Acceleration

On behalf of AXA Equitable and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, we hereby request acceleration of the effectiveness of the Registration Statement, pursuant to Rule 461 under the 1933 Act, so that the Registration Statement will be declared effective no later than April 30, 2012. In this connection, AXA Equitable and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, have authorized me to represent on their behalf that they are aware of their obligations under the 1933 Act.

I hereby certify that the Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b)(1)(vii) under the 1933 Act and the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b)(1)(vii) under the 1933 Act.

Please contact the undersigned if there are any questions in connection with this matter.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

CC: Christopher E. Palmer, Esq.